CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended
	Sep. 28, 2012 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]
Net sales	$ 80,901	$ 421,541	$ 1,208,000	$ 269,349	$ 917,752
Cost of sales	50,601	274,563	790,993	172,294	584,033
Gross profit	30,300	146,978	417,007	97,055	333,719
Operating Expenses:
Selling, general and administrative expenses	20,271	130,052	347,288	71,920	255,409
Depreciation and amortization	2,367	12,531	37,583	5,048	17,707
Merger related expenses	37,695	303	1,275	16,864	19,049
Total operating expenses	60,333	142,886	386,146	93,832	292,165
Operating income (loss)	(30,033)	4,092	30,861	3,223	41,554
Loss on extinguishment of debt, net	0	0	0	(2,214)	(2,214)
Interest expense	(4,059)	(15,753)	(47,356)	(4,529)	(16,631)
Interest and other income	152	448	1,249	487	1,499
(Loss) income before income taxes	(33,940)	(11,213)	(15,246)	(3,033)	24,208
Income tax (benefit) provision	(9,226)	(4,007)	(7,732)	629	11,384
Net (loss) income	(24,714)	(7,206)	(7,514)	(3,662)	12,824
Other comprehensive income (loss)	(41)	159	(259)	201	189
Comprehensive (loss) income	$ (24,755)	$ (7,047)	$ (7,773)	$ (3,461)	$ 13,013